Rule 497(e)
                                                            File Nos. 033-64240
                                                                      811-07776



                            Trillium(R) - Prospectus

               A Flexible Premium Variable Deferred Annuity Policy
              offered by Canada Life Insurance Company of New York in connection with its Canada Life of New York Variable Annuity Account 2

                      Supplement dated June 7, 2005 to the
         May 1, 2002 Prospectus and Statement of Additional Information

Please note the following changes to your prospectus and Statement of Additional Information.

Effective June 1, 2005, the address of Canada Life Insurance Company of New York has changed. The new address is:

Canada Life Insurance Company of New York
50 Main Street, 9th Floor
White Plains, New York 10606

The name change should be reflected on pages 1 and 12 of your prospectus and page 1 of the Statement of Additional Information.

This Supplement must be accompanied by, or read in conjunction with, the current prospectus and Statement of Additional Information, dated May 1, 2003.

               Please keep this Supplement for future reference.